Unaudited Interim Condensed Statements of Cash Flows	6 Months Ended
	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	¥ (110,165,612)	$ (723,108)	¥ (184,955,100)
Adjustment to reconcile net loss to net cash generated from operating activities:
Depreciation expense	461,262	3,028	546,638
Loan origination fee	115,500	758	115,500
Deferred tax expense			(188,496)
Foreign currency exchange gain	6,839,511	44,893	(33,026,195)
Unrealized loss on digital assets	32,471	213	167,879
Share-based compensation expense			1,616,463
Changes in assets and liabilities
Accounts receivable	12,402,329	81,407	19,948,545
Contract assets	3,125,699	20,517
Prepayments	(18,039,172)	(118,406)	(21,737,967)
Digital assets	(104,663)	(687)	116,964
Other current assets, net	39,597	260	(1,951,343)
Income taxes, net	325	2	9,367,753
Contract liabilities	2,404,025	15,780	(1,397,470)
Other payables and accrued liabilities	7,437,252	48,816	48,698,107
Lease obligations net cash			(696,250)
NET CASH USED IN OPERATING ACTIVITIES	(95,451,476)	(626,527)	(163,374,972)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from redemption of time deposit	100,000,000	656,383
Purchases of property and equipment	(227,091)	(1,491)	(232,226)
Advance payment for software purchase	(31,800,000)	(208,730)
Receipt of government grants	20,000,000	131,277
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	87,972,909	577,439	(232,226)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares for cash			781,200,000
Repayment of loans	(111,100,000)	(729,242)	(12,950,000)
Payments on deferred initial public offering (“IPO”) costs			(114,170,860)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(111,100,000)	(729,242)	654,079,140
EFFECT OF EXCHANGE RATE	(6,839,511)	(44,893)	33,026,195
CHANGE IN CASH AND RESTRICTED CASH	(125,418,078)	(823,223)	523,498,137
CASH AND RESTRICTED CASH, AT BEGINNING OF PERIOD	369,397,355	2,424,663	177,886,393
CASH AND RESTRICTED CASH, AT PERIOD END	243,979,277	1,601,440	701,384,530
Cash paid (received) for:
Interest	676,500	4,440	1,802,807
Income taxes	(325)	(2)	(9,512,753)
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			16,456,602
RECONCILIATION OF CASH AND RESTRICTED CASH REPORTED IN THE BALANCE SHEETS:
Cash	212,493,024	1,394,769	701,384,530
Restricted cash	31,486,253	206,671
CASH AND RESTRICTED CASH, AT PERIOD END	¥ 243,979,277	$ 1,601,440	¥ 701,384,530